UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:    USAA INVESTMENT MANAGEMENT COMPANY
Address: 9800 FREDERICKSBURG ROAD
         SAN ANTONIO, TEXAS 78288

Form 13F File Number: 28-487


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SHERRON KIRK
Title: SENIOR VICE PRESIDENT - SENIOR FINANCIAL OFFICER
Phone: (210) 498-7804

Signature, Place, and Date of Signing:

/S/ SHERRON KIRK       SAN ANTONIO, TEXAS      FEBRUARY 13, 2001
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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number          Name

         28-5810                       UNITED SERVICES AUTOMOBILE ASSOCIATION